Debt	3 Months Ended
Mar. 31, 2012
Debt Disclosure [Abstract]
Debt
Note 6 - Debt

The following summarizes debt outstanding:

	March 31, 2012			December 31, 2011
	Carrying Value	Fair Value (1)	Interest Rate (2)	Carrying Value	Fair Value (1)	Interest Rate (2)
	(in millions, except percentages)

Credit facility	$75	$75	2.00%	$940	$940	2.57%
11.75% senior notes due 2017	41	46	12.73%	41	46	12.73%
9.875% senior notes due 2018	14	16	10.25%	14	16	10.25%
6.50% senior notes due May 2019	750	732	6.62%	750	742	6.62%
6.25% senior notes due November 2019	1,800	1,739	6.25%	-	-	-
8.625% senior notes due 2020	1,300	1,401	9.00%	1,300	1,406	9.00%
7.75% senior notes due 2021	1,000	1,034	8.00%	1,000	1,036	8.00%
Less current maturities	-	-		-	-
	4,980	$5,043		4,045	$4,186
Unamortized discount	(50)			(51)
Total debt, net of discount	$4,930			$3,994

(1)
The carrying value of the Credit Facility is estimated to be substantially the same as its fair value.  Fair values of the senior notes were estimated based on prices quoted from third-party financial institutions, which are characteristic of Level 2 fair value measurement inputs.

(2)	Represents variable interest rate for the Credit Facility and effective interest rates for the senior notes.

Credit Facility

The Company's Fifth Amended and Restated Credit Agreement ("Credit Facility") provides for a revolving credit facility up to the lesser of: (i) the then-effective borrowing base and (ii) the maximum commitment amount.  In October 2011, as part of the semi-annual redetermination, a borrowing base of $3.0 billion was approved by the lenders with a maximum commitment amount of $1.5 billion.  In February 2012, lenders approved an increase in the maximum commitment amount to $2.0 billion.  As a result of the Company's March 2012 debt offering, the borrowing base was reduced from $3.0 billion to $2.6 billion, but the Company's availability under the facility remains at the maximum commitment amount of $2.0 billion.  The maturity date is April 2016.

During 2012, in connection with amendments to its Credit Facility, the Company incurred financing fees and expenses of approximately $2 million, which will be amortized over the life of the Credit Facility.  Such amortized expenses are recorded in "interest expense, net of amounts capitalized" on the condensed consolidated statements of operations.

At March 31, 2012, available borrowing capacity under the Credit Facility was $1.9 billion, which includes a $4 million reduction in availability for outstanding letters of credit.

Redetermination of the borrowing base under the Credit Facility, based primarily on reserve reports that reflect commodity prices at such time, occurs semi-annually, in April and October, as well as upon requested interim redeterminations, by the lenders at their sole discretion.  The Company also has the right to request one additional borrowing base redetermination per year at its discretion, as well as the right to an additional redetermination each year in connection with certain acquisitions.  Significant declines in commodity prices may result in a decrease in the borrowing base.  The Company's obligations under the Credit Facility are secured by mortgages on its and certain of its material subsidiaries' oil and natural gas properties and other personal property as well as a pledge of all ownership interests in its direct and indirect material subsidiaries.  The Company and its subsidiaries are required to maintain the mortgages on properties representing at least 80% of the total value of its and its subsidiaries' oil and natural gas properties.  Additionally, the obligations under the Credit Facility are guaranteed by all of the Company's material subsidiaries and are required to be guaranteed by any future material subsidiaries.

At the Company's election, interest on borrowings under the Credit Facility is determined by reference to either the London Interbank Offered Rate ("LIBOR") plus an applicable margin between 1.75% and 2.75% per annum (depending on the then-current level of borrowings under the Credit Facility) or the alternate base rate ("ABR") plus an applicable margin between 0.75% and 1.75% per annum (depending on the then-current level of borrowings under the Credit Facility).  Interest is generally payable quarterly for loans bearing interest based on the ABR and at the end of the applicable interest period for loans bearing interest at LIBOR.  The Company is required to pay a commitment fee to the lenders under the Credit Facility, which accrues at a rate per annum equal to 0.5% on the average daily unused amount of the lesser of: (i) the maximum commitment amount of the lenders and (ii) the then-effective borrowing base.  The Company is in compliance with all financial and other covenants of the Credit Facility.

Senior Notes Due November 2019

On March 2, 2012, the Company issued $1.8 billion in aggregate principal amount of 6.25% senior notes due November 2019 ("November 2019 Senior Notes") at a price of 99.989%.  The November 2019 Senior Notes were sold to a group of initial purchasers and then resold to qualified institutional buyers, each in transactions exempt from the registration requirements of the Securities Act of 1933, as amended (the "Securities Act").  The Company received net proceeds of approximately $1.77 billion (after deducting the initial purchasers' discount of $198,000 and offering expenses of approximately $29 million).  The Company used the net proceeds to fund the BP acquisition (see Note 2).  The remaining proceeds were used to repay indebtedness under its Credit Facility and for general corporate purposes.  The financing fees and expenses of approximately $29 million incurred in connection with the November 2019 Senior Notes will be amortized over the life of the notes.  Such amortized expenses and discount are recorded in "interest expense, net of amounts capitalized" on the condensed consolidated statements of operations.

The November 2019 Senior Notes were issued under an indenture dated March 2, 2012 ("November 2019 Indenture"), mature November 1, 2019, and bear interest at 6.25%.  Interest is payable semi-annually on May 1 and November 1, beginning November 1, 2012.  The November 2019 Senior Notes are general unsecured senior obligations of the Company and are effectively junior in right of payment to any secured indebtedness of the Company to the extent of the collateral securing such indebtedness.  Each of the Company's material subsidiaries has guaranteed the November 2019 Senior Notes on a senior unsecured basis.  The November 2019 Indenture provides that the Company may redeem: (i) on or prior to November 1, 2015, up to 35% of the aggregate principal amount of the November 2019 Senior Notes at a redemption price of 106.25% of the principal amount redeemed, plus accrued and unpaid interest, with the net cash proceeds of one or more equity offerings; (ii) prior to November 1, 2015, all or part of the November 2019 Senior Notes at a redemption price equal to the principal amount redeemed, plus a make-whole premium (as defined in the November 2019 Indenture) and accrued and unpaid interest; and (iii) on or after November 1, 2015, all or part of the November 2019 Senior Notes at a redemption price equal to 103.125%, and decreasing percentages thereafter, of the principal amount redeemed, plus accrued and unpaid interest.  The November 2019 Indenture also provides that, if a change of control (as defined in the November 2019 Indenture) occurs, the holders have a right to require the Company to repurchase all or part of the November 2019 Senior Notes at a redemption price equal to 101%, plus accrued and unpaid interest.

The November 2019 Indenture contains covenants substantially similar to those under the Company's May 2019 Senior Notes, 2010 Issued Senior Notes and Original Senior Notes, as defined below, that, among other things, limit the Company's ability to: (i) pay distributions on, purchase or redeem the Company's units or redeem its subordinated debt; (ii) make investments; (iii) incur or guarantee additional indebtedness or issue certain types of equity securities; (iv) create certain liens; (v) sell assets; (vi) consolidate, merge or transfer all or substantially all of the Company's assets; (vii) enter into agreements that restrict distributions or other payments from the Company's restricted subsidiaries to the Company; (viii) engage in transactions with affiliates; and (ix) create unrestricted subsidiaries.  The Company is in compliance with all financial and other covenants of the November 2019 Senior Notes.

In connection with the issuance and sale of the November 2019 Senior Notes, the Company entered into a Registration Rights Agreement ("November 2019 Registration Rights Agreement") with the initial purchasers.  Under the November 2019 Registration Rights Agreement, the Company agreed to use its reasonable efforts to file with the SEC and cause to become effective a registration statement relating to an offer to issue new notes having terms substantially identical to the November 2019 Senior Notes in exchange for outstanding November 2019 Senior Notes within 400 days after the notes were issued.  In certain circumstances, the Company may be required to file a shelf registration statement to cover resales of the November 2019 Senior Notes.  If the Company fails to satisfy these obligations, the Company may be required to pay additional interest to holders of the November 2019 Senior Notes under certain circumstances.

Senior Notes Due May 2019

On May 13, 2011, the Company issued $750 million in aggregate principal amount of 6.50% senior notes due 2019 (the "May 2019 Senior Notes").  The indentures related to the May 2019 Senior Notes contain redemption provisions and covenants that are substantially similar to those of the November 2019 Senior Notes.

Senior Notes Due 2020 and Senior Notes Due 2021

The Company has $1.3 billion in aggregate principal amount of 8.625% senior notes due 2020 (the "2020 Senior Notes") and $1.0 billion in aggregate principal amount of 7.75% senior notes due 2021 (the "2021 Senior Notes," and together with the 2020 Senior Notes, the "2010 Issued Senior Notes").  The indentures related to the 2010 Issued Senior Notes contain redemption provisions and covenants that are substantially similar to those of the November 2019 Senior Notes.  However, in 2011, the Company caused the trustee to remove the restrictive legends from each of the 2010 Issued Senior Notes making them freely tradable (other than with respect to persons that are affiliates of the Company), thereby terminating the Company's obligations under each of the registration rights agreements entered into in connection with the issuance of the 2010 Issued Senior Notes.

Senior Notes Due 2017 and Senior Notes Due 2018

The Company also has $41 million (originally $250 million) in aggregate principal amount of 11.75% senior notes due 2017 (the "2017 Senior Notes") and $14 million (originally $256 million) in aggregate principal amount of 9.875% senior notes due 2018 (the "2018 Senior Notes" and together with the 2017 Senior Notes, the "Original Senior Notes").  The indentures related to the Original Senior Notes initially contained redemption provisions and covenants that were substantially similar to those of the November 2019 Senior Notes; however, in conjunction with the tender offers in 2011, the indentures were amended and most of the covenants and certain default provisions were eliminated.  The amendments became effective upon the execution of the supplemental indentures to the indentures governing the Original Senior Notes.

In March 2011, in accordance with the indentures related to the Original Senior Notes, the Company redeemed and also repurchased through cash tender offers, a portion of the Original Senior Notes.  In connection with the redemptions and cash tender offers of a portion of the Original Senior Notes, the Company recorded a loss on extinguishment of debt of approximately $85 million for the three months ended March 31, 2011.